Document and Entity Information	Jun. 05, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001658551
Document Type	8-K
Document Period End Date	Jun. 05, 2025
Entity Registrant Name	AMYLYX PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41199
Entity Tax Identification Number	46-4600503
Entity Address, Address Line One	43 Thorndike St.
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(617)
Local Phone Number	682-0917
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	AMLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false